Inventories	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Inventories
7.	Inventories

As at December 31	2017	2016
AGGRASTAT®: Finished product available-for-sale	$2,058,776	$3,418,652
AGGRASTAT®: Unfinished product and packaging materials	1,016,230	697,767
API: Finished product available-for-sale	-	4,693,448
API: Work-in-progress	-	1,914,910
API: Raw material and packaging material	-	1,451,867
	$3,075,006	$12,176,644

Inventories expensed as part of cost of goods sold during the year ended December 31, 2017 amounted to $3,079,397 (2016 – $2,482,986; 2015 – $1,563,344). During the year ended December 31, 2017, the Company wrote-off inventory of $385,289 (2016 – recovery of $108,817; 2015 – $40,920) that had expired or was otherwise unusable.